Revenue, Other Income and Other Gain - Schedule of Digital Solutions Services (Details) - Digital Solutions And Other Services [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Digital Solutions Services [Line Items]
Digital solutions services			$ 39,091
Within one year [Member]
Schedule of Digital Solutions Services [Line Items]
Digital solutions services			26,138
More than one year [Member]
Schedule of Digital Solutions Services [Line Items]
Digital solutions services			$ 12,953